Victory RS International Fund Expense Example - Victory RS International Fund	Dec. 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 684
Expense Example, with Redemption, 3 Years	956
Expense Example, with Redemption, 5 Years	1,248
Expense Example, with Redemption, 10 Years	2,078
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	291
Expense Example, with Redemption, 3 Years	697
Expense Example, with Redemption, 5 Years	1,229
Expense Example, with Redemption, 10 Years	2,425
Class R
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	140
Expense Example, with Redemption, 3 Years	626
Expense Example, with Redemption, 5 Years	1,138
Expense Example, with Redemption, 10 Years	2,546
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	85
Expense Example, with Redemption, 3 Years	282
Expense Example, with Redemption, 5 Years	496
Expense Example, with Redemption, 10 Years	1,112
Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	90
Expense Example, with Redemption, 3 Years	313
Expense Example, with Redemption, 5 Years	554
Expense Example, with Redemption, 10 Years	$ 1,246